Voya Small Cap Growth Fund Average Annual Total Returns - Class A C I R R6 and W Shares [Member]			12 Months Ended	60 Months Ended	120 Months Ended
		May 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class A
Prospectus [Line Items]
Average Annual Return, Percent			11.49%	8.93%	10.55%
Performance Inception Date		Oct. 07, 2022
Class A | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		23.81%	13.86%	12.55%
Class A | Russell 2000® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		15.15%	6.86%	8.09%
Class C
Prospectus [Line Items]
Average Annual Return, Percent			16.41%	9.40%	10.37%
Performance Inception Date		Oct. 07, 2022
Class C | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		23.81%	13.86%	12.55%
Class C | Russell 2000® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		15.15%	6.86%	8.09%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			18.64%	10.53%	11.49%
Performance Inception Date		Oct. 01, 2004
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			15.69%	8.61%	9.15%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			12.65%	8.05%	8.62%
Class I | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		23.81%	13.86%	12.55%
Class I | Russell 2000® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		15.15%	6.86%	8.09%
Class R
Prospectus [Line Items]
Average Annual Return, Percent			18.01%	9.95%	10.93%
Performance Inception Date		Oct. 07, 2022
Class R | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		23.81%	13.86%	12.55%
Class R | Russell 2000® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		15.15%	6.86%	8.09%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent			18.75%	10.57%	11.51%
Performance Inception Date		Apr. 04, 2022
Class R6 | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		23.81%	13.86%	12.55%
Class R6 | Russell 2000® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		15.15%	6.86%	8.09%
Class W
Prospectus [Line Items]
Average Annual Return, Percent			18.60%	10.50%	11.48%
Performance Inception Date		Oct. 07, 2022
Class W | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		23.81%	13.86%	12.55%
Class W | Russell 2000® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		15.15%	6.86%	8.09%

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.